Right-of-use Assets and Lease Liabilities - Operating Results and Cash Flow Related to Leases (Details) $ in Millions	12 Months Ended
Dec. 31, 2019 CAD ($)
Disclosure of finance lease and operating lease by lessee [line items]
Interest expense on lease liabilities	$ 106
Expenses relating to short-term leases	18
Total cash flow used for leases	339
Oil and Gas Properties
Disclosure of finance lease and operating lease by lessee [line items]
Interest expense on lease liabilities	$ 5